Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Real estate assets, net	$ 1,416,553	$ 1,408,483	$ 161,092
Investments in unconsolidated real estate entities	152,596	190,733	30,000
Investments in real-estate related loans	13,031	13,035	8,255
Cash and cash equivalents	121,890	27,169	4,362
Restricted cash	28,295	18,221	271
Other assets	30,655	29,249	825
Total assets	1,763,020	1,686,890	204,805
Liabilities
Mortgage notes and revolving credit facility, net	769,061	642,107	70,320
Construction loans, net	66,174	116,656	0
Preferred stock, net	257,585	245,268	29,825
Unsecured promissory notes, net	43,443	43,543	0
Performance participation allocation due to affiliate	19,934	51,761	0
Accounts payable, accrued expenses and other liabilities	58,320	46,886	2,577
Total liabilities	1,214,517	1,146,221	102,722
Commitments and contingencies (Note 11)
Stockholders' equity
Additional paid-in capital	279,347	252,035	121,677
Accumulated distributions	(21,587)	(17,273)	(7,768)
Accumulated deficit	(58,869)	(55,864)	(11,948)
Total stockholders' equity	199,143	179,134	102,083
Noncontrolling interests
Limited partners	282,549	291,258	0
Partially owned entities	66,811	70,277	0
Total noncontrolling interests	349,360	361,535	0
Total equity and noncontrolling interests	548,503	540,669	102,083
Total liabilities, equity and noncontrolling interests	1,763,020	1,686,890	204,805
Class I
Stockholders' equity
Common stock	6	2	0
Class A
Stockholders' equity
Common stock	232	234	122
Common Class TX
Stockholders' equity
Common stock	0	0	$ 0
Class T
Stockholders' equity
Common stock	$ 14	$ 0